Financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments

June 30, 2024	Revenue	% of Total Revenue
Customer A	$6,550,519	11%
Customer C	$41,800,175	72%

June 30, 2023	Revenue	% of Total Revenue
Customer A	$8,687,175	47%
Customer B	$5,924,196	32%

June 30, 2024	Account Receivable	% of Account Receivable
Customer E	$531,456	48%

June 30, 2023	Account Receivable	% of Account Receivable
Customer A	$8,584,998	76%
Customer D	$1,537,357	14%

Schedule of remaining contractual obligations

The following are the remaining contractual obligations as at June 30, 2024

	Total	Less than one year	1-3 years	3 to 5 years	More than 5 years
Long-Term Debt Obligations	$4,827,398	$448,229	$925,426	$967,058	$2,486,685

Operating Lease Obligations	1,525,052	218,013	350,493	207,638	748,908

Loan payable	1,309,844	1,309,844

Other Long-term liabilities	431,140	431,140

Purchase Obligations	8,032,674	8,032,674	-	-	-

Accounts Payable and Accrued Liabilities	4,690,261	4,690,261	-	-	-

Total	$20,816,369	$15,130,161	$1,275,919	$1,174,696	$3,235,593